Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model - Rollover Warrants [Member]	3 Months Ended
Mar. 31, 2022
Warrants (Details) - Schedule of fair value of warrants estimated using black-scholes option pricing model [Line Items]
Volatility	115.00%
Expected term (years)	6 years
Risk-free interest rate	0.85%
Expected dividend yield